Shareholder Report, Holdings (Details) - C000186839	Oct. 31, 2025
U.S. Treasury Notes_4.250_8/15/2035
Holdings [Line Items]
Percent of Total Investments	4.80%
U.S. Treasury Notes_3.625_10/31/2030
Holdings [Line Items]
Percent of Total Investments	3.80%
U.S. Treasury Bonds_4.750_8/15/2055
Holdings [Line Items]
Percent of Total Investments	2.00%
U.S. Treasury Notes_4.875_4/30/2026
Holdings [Line Items]
Percent of Total Investments	1.20%
U.S. Treasury Notes_3.625_8/31/2030
Holdings [Line Items]
Percent of Total Investments	1.00%
U.S. Treasury Floating Rate Notes_3.925_7/31/2027
Holdings [Line Items]
Percent of Total Investments	1.00%
U.S. Treasury Floating Rate Notes_3.926_4/30/2027
Holdings [Line Items]
Percent of Total Investments	1.00%
American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
U.S. Treasury Notes_2.250_11/15/2025
Holdings [Line Items]
Percent of Total Investments	1.00%
Medtronic PLC__
Holdings [Line Items]
Percent of Total Investments	0.90%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.70%
Agriculture
Holdings [Line Items]
Percent of Total Investments	0.70%
Insurance
Holdings [Line Items]
Percent of Total Investments	0.70%
Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	0.90%
Media
Holdings [Line Items]
Percent of Total Investments	1.60%
Banks
Holdings [Line Items]
Percent of Total Investments	2.20%
Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	2.70%
Electric
Holdings [Line Items]
Percent of Total Investments	5.10%
U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	31.50%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	51.10%
AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	43.00%
AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	19.40%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.20%
AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.60%
AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%